Property and Equipment, Summary of Property and Equipment by Geographic Location (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 671	$ 694
United States
Property, Plant and Equipment [Line Items]
Property and equipment, net	473	476
India
Property, Plant and Equipment [Line Items]
Property and equipment, net	121	119
Chile
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 77	$ 99